Leases (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Leases [Abstract]
Rent expense	$ 26.2	$ 39.3	$ 32.1